Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03028373

1-12409

NYSE

NOV 5 2003

November 5, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 10 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AAG Holding Company, Inc., 7.50% Senior Debentures due 2033 (guaranteed by Great American Financial Resources, Inc.) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A (Amendment No. 1) received on November 5, 2003. Tentative listing date – November 6, 2003.

Sincerely,

Parat Madho